Trade and other payables - Components (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables.
Trade payables	£ 315	£ 357
Social security and other taxes	91	95
Other payables	95	94
Accruals	345	322
Contract liabilities	249	254
Deferred consideration	17	17
Contingent consideration	75	76
Total	1,187	1,215
Analysed as follows:
Other payables	30	31
Deferred consideration	1
Contingent consideration	38	40
Total non-current portion	69	71
Current portion	1,118	1,144
Total	1,187	1,215
Put option liability	£ 26	£ 32